Weighted-Average Assumptions used to Determine Benefit Obligations and Net Periodic Postretirement Cost (Detail)	12 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2014
Postretirement Benefits, U.S. Plans
Health Care Cost Trend Rates Assumptions [Line Items]
Year-End Benefit Obligations, Discount rate	3.76%	3.95%
Year-End Benefit Obligations, Current healthcare cost trend rate	10.37%	11.34%
Year-End Benefit Obligations, Ultimate healthcare cost trend rate	4.36%	4.50%
Year-End Benefit Obligation, Year ultimate healthcare cost trend rate will be realized	2037	2029
Net Periodic Pension Cost, Discount rate	3.95%	4.00%	3.95%
Net Periodic Pension Cost, Healthcare cost trend rate	11.34%	12.28%	7.54%
Net Periodic Pension Cost, Ultimate healthcare cost trend rate	4.50%	4.50%	4.50%
Net Periodic Pension Cost, Year ultimate healthcare cost trend rate will be realized	2029	2029	2029
Postretirement Benefits, Non-U.S. Plans
Health Care Cost Trend Rates Assumptions [Line Items]
Year-End Benefit Obligations, Discount rate	3.92%	4.00%
Year-End Benefit Obligations, Current healthcare cost trend rate	5.98%	6.06%
Year-End Benefit Obligations, Ultimate healthcare cost trend rate	4.20%	4.20%
Year-End Benefit Obligation, Year ultimate healthcare cost trend rate will be realized	2030	2030
Net Periodic Pension Cost, Discount rate	4.00%	4.40%	4.50%
Net Periodic Pension Cost, Healthcare cost trend rate	6.06%	6.31%	6.43%
Net Periodic Pension Cost, Ultimate healthcare cost trend rate	4.20%	4.20%	4.20%
Net Periodic Pension Cost, Year ultimate healthcare cost trend rate will be realized	2030	2030	2030